Revenue - Narrative (Details) R in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from largest customer	R 52,128	R 49,455	R 30,598
Revenue from second largest customer	29,160	R 15,234
Revenue from third largest customer	R 28,056
Average foreign exchange rate (R/US$ rate) | R / $	14.79
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in adjusted EBITDA due to decrease in exchange rate	R 75